FINANCIAL RISK MANAGEMENT (Assumed financial exposure to currency risk) (Details) - US dollar ($) - Currency risk $ in Millions	Dec. 31, 2022 USD ($)
EU euro (EUR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (29)
Argentine peso (ARS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(22)
Mexican peso (MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(260)
Brazilian real (BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	39
Colombian peso (COP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(94)
Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (2)